CONTRACT COSTS (Tables)	6 Months Ended
Aug. 31, 2025
Contract Costs
SCHEDULE OF CONTRACT COSTS

Contract costs consist of the following:

	As of
	August 31, 2025	February 28, 2025
	$	$
Balance at beginning of the period	109,042	-
Additions	818,995	109,042
Recognized to cost of revenue during the period	(505,604)	-
Balance at end of the period	422,433	109,042